Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	TOO
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Current Fiscal Year End Date	--12-31

Consolidated Statements of Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES (note 8)	$ 222,412	$ 224,158	$ 434,524	$ 451,506
OPERATING EXPENSES
Voyage expenses	23,273	33,697	46,221	63,214
Vessel operating expenses (note 8)	86,519	76,398	163,843	153,258
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative (notes 8, 9, and 14)	10,417	8,706	20,807	17,630
Write-down of vessel (note 15)		1,048		1,048
Restructuring charge (note 7)	1,395		2,054
Total operating expenses	185,962	181,205	356,570	358,127
Income from vessel operations	36,450	42,953	77,954	93,379
OTHER ITEMS
Interest expense (notes 6 and 8)	(16,035)	(12,267)	(27,663)	(24,782)
Interest income (note 8)	1,465	138	1,660	350
Realized and unrealized gains (losses) on non-designated derivative instruments (note 9)	33,901	(60,317)	32,824	(44,078)
Equity income	1,598		1,598
Foreign currency exchange gain (loss) (note 9)	3,555	888	(83)	(1,872)
Loss on bond repurchase (note 6)			(1,759)
Other income (expense) - net	260	(119)	574	1,278
Total other items	24,744	(71,677)	7,151	(69,104)
Income (loss) from continuing operations before income tax (expense) recovery	61,194	(28,724)	85,105	24,275
Income tax (expense) recovery (note 10)	(456)	1,946	(222)	461
Net income (loss) from continuing operations	60,738	(26,778)	84,883	24,736
Net (loss) income from discontinued operations (notes 8 and 15)	(2,134)	15,149	(4,309)	18,238
Net income (loss)	58,604	(11,629)	80,574	42,974
Non-controlling interests in net income (loss) from continuing operations	3,274	499	5,051	2,468
Non-controlling interests in net income (loss)	3,274	499	5,051	2,468
Dropdown Predecessor's interest in net income (loss) (note 2)	(2,225)		(2,225)
General Partner's interest in net income (loss) from continuing operations	3,980	4,067	7,383	6,943
General Partner's interest in net (loss) income from discontinued operations	(147)	(2,259)	(477)	(2,080)
General Partner's interest in net income (loss)	3,833	1,808	6,906	4,863
Limited partners' interest in net income (loss) from continuing operations	53,896	(31,344)	72,861	15,325
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 13)	$ 0.65	$ (0.44)	$ 0.89	$ 0.22
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 13)	$ 0.65	$ (0.44)	$ 0.89	$ 0.22
Limited partners' interest in net (loss) income from discontinued operations	(1,987)	17,408	(3,832)	20,318
Limited partners' interest in net (loss) income from discontinued operations per common unit - basic (note 13)	$ (0.02)	$ 0.25	$ (0.05)	$ 0.29
Limited partners' interest in net (loss) income from discontinued operations per common unit - diluted (note 13)	$ (0.02)	$ 0.25	$ (0.05)	$ 0.29
Limited partners' interest in net income (loss)	$ 51,909	$ (13,936)	$ 69,029	$ 35,643
Limited partners' interest in net income (loss) per common unit - basic (note 13)	$ 0.63	$ (0.2)	$ 0.85	$ 0.5
Limited partners' interest in net income (loss) per common unit - diluted (note 13)	$ 0.63	$ (0.2)	$ 0.85	$ 0.5
Weighted-average number of common units - basic	82,726,359	70,626,554	81,423,123	70,626,554
Weighted-average number of common units - diluted	82,742,751	70,626,554	81,432,027	70,626,554
Cash distributions declared per unit	$ 0.5253	$ 0.5125	$ 1.0506	$ 1.0125

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income (loss)	$ 58,604	$ (11,629)	$ 80,574	$ 42,974
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments (note 9)		(653)	6	336
Realized net (gain) loss on qualifying cash flow hedging instruments (note 9)		(86)	52	(266)
Other comprehensive (loss) income		(739)	58	70
Comprehensive income (loss)	58,604	(12,368)	80,632	43,044
Non-controlling interests in comprehensive income (loss)	3,274	499	5,051	2,468
Dropdown Predecessor's interest in comprehensive (loss) income (note 2)	(2,225)		(2,225)
Partners' interest in comprehensive income (loss)	$ 57,555	$ (12,867)	$ 77,806	$ 40,576

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 163,744	$ 206,339
Accounts receivable, including non-trade of $52,590 (December 31, 2012 - $7,714) (notes 9 and 11a)	176,189	91,879
Vessels held for sale (notes 3a and 15)	6,800	13,250
Net investments in direct financing leases - current	5,628	5,647
Prepaid expenses	30,461	29,384
Due from affiliates (note 8b)	25,665	29,682
Current portion of derivative instruments (note 9)	546	12,398
Other current assets		8
Total current assets	409,033	388,587
Vessels and equipment
At cost, less accumulated depreciation of $1,124,868 (December 31, 2012 - $1,080,558)	2,935,389	2,327,337
Advances on newbuilding contracts	82,499	127,286
Investment in and advances to joint venture (notes 5 and 8d)	62,880
Net investments in direct financing leases	24,634	27,568
Derivative instruments (note 9)	9,398	2,913
Deferred income tax	10,824	8,948
Other assets	36,008	28,112
Intangible assets - net	12,952	15,527
Goodwill - shuttle tanker segment	127,113	127,113
Total assets	3,710,730	3,053,391
Current
Accounts payable	23,580	15,220
Accrued liabilities (notes 7, 9 and 11a)	154,188	84,349
Due to affiliates (note 8b)	97,192	47,810
Current portion of long-term debt (note 6)	288,690	248,385
Current portion of derivative instruments (note 9)	89,111	47,748
Current portion of in-process revenue contracts	12,744	12,744
Total current liabilities	665,505	456,256
Long-term debt (note 6)	1,895,628	1,521,247
Derivative instruments (note 9)	137,999	213,731
In-process revenue contracts	95,009	101,294
Other long-term liabilities	37,072	26,819
Total liabilities	2,831,213	2,319,347
Commitments and contingencies (notes 6, 9 and 11)
Redeemable non-controlling interest (note 11b)	28,357	28,815
Equity
General Partner	20,366	20,162
Accumulated other comprehensive loss		(58)
Partners' equity	800,236	661,094
Non-controlling interests	50,924	44,135
Total equity	851,160	705,229
Total liabilities and total equity	3,710,730	3,053,391
Common Units [Member]
Equity
Limited partners	634,949	640,990
Preferred Units [Member]
Equity
Limited partners	$ 144,921

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable non-trade	$ 52,590	$ 7,714
Vessels and equipment, accumulated depreciation	$ 1,124,868	$ 1,080,558
Limited partners - units issued	85,508
Common Units [Member]
Limited partners - units issued	83,700,000	80,106,000
Limited partners - units outstanding	83,700,000	80,106,000
Preferred Units [Member]
Limited partners - units issued	6,000,000
Limited partners - units outstanding	6,000,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 80,574	$ 42,974
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 9)	(32,927)	19,499
Equity income	(1,598)
Depreciation and amortization	96,011	99,614
Write-down and loss on sale of vessels (note 15)	19,029	3,269
Deferred income tax (recovery) expense (note 10)	(62)	91
Foreign currency exchange gain and other	(36,098)	(7,543)
Change in non-cash working capital items related to operating activities	6,919	(23,056)
Expenditures for dry docking	(7,656)	(8,619)
Net operating cash flow	124,192	126,229
FINANCING ACTIVITIES
Proceeds from long-term debt	736,725	265,053
Scheduled repayments of long-term debt	(97,215)	(95,032)
Prepayments of long-term debt	(424,152)	(203,273)
Debt issuance costs	(10,126)	(4,362)
Equity contribution from Teekay Corporation to Dropdown Predecessor	5,596
Purchase of Voyageur LLC from Teekay Corporation (net of cash acquired of $0.9 million) (note 8c)	(252,086)
Equity contribution from joint venture partner	1,500	1,000
Proceeds from issuance of common units (note 13)	65,067
Proceeds from issuance of preferred units (note 13)	150,000
Expenses relating to equity offerings	(5,385)	(117)
Cash distributions paid by the Partnership	(90,972)	(76,779)
Cash distributions paid by subsidiaries to non-controlling interests	(280)	(5,657)
Net financing cash flow	78,672	(119,167)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(216,242)	(26,148)
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (note 8d)	(52,520)
Proceeds from sale of vessels and equipment	20,350	9,485
Direct financing lease payments received	2,953	9,129
Net investing cash flow	(245,459)	(7,534)
Decrease in cash and cash equivalents	(42,595)	(472)
Cash and cash equivalents, beginning of the period	206,339	179,934
Cash and cash equivalents, end of the period	$ 163,744	$ 179,462

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Voyageur LLC [Member]
Net of cash acquired on purchase of equity investment	$ 0.9
Itajai FPSO Joint Venture [Member]
Net of cash acquired on purchase of equity investment	$ 1.3

Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total USD ($)	Dropdown Predecessor Equity [Member] USD ($)	Common Units [Member]	Common Units and Additional Paid-in Capital [Member] USD ($)	Preferred Units [Member] USD ($)	General Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) (Note 9) [Member] USD ($)	Non-controlling Interests [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Balance as at December 31, 2012 at Dec. 31, 2012	$ 705,229			$ 640,990		$ 20,162	$ (58)	$ 44,135	$ 28,815
Beginning balance, units at Dec. 31, 2012			80,106
Net income (loss)	80,574	(2,225)		70,842		6,906		5,051
Reclassification of redeemable non-controlling interest in net income	458							458	(458)
Other comprehensive income (note 9)	58						58
Cash distributions	(90,972)			(84,213)		(6,759)
Distribution of capital to joint venture partner	(220)							(220)
Contribution of capital from joint venture partner	1,500							1,500
Equity based compensation (note 14)	478			478
Proceeds from equity offerings, net of offering costs (note 13)	209,682			62,661	144,921	2,100
Proceeds from equity offerings,units, net of offering costs (note 13)			2,147		6,000
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture (note 8d)	(6,590)			(6,459)		(131)
Purchase of Voyageur LLC from Teekay Corporation (notes 2 and 8c)	(297,282)	(201,752)		(93,618)		(1,912)
Net proceeds from equity offering to Teekay Corporation for purchase of Voyageur LLC(notes 2 and 8c)	44,268			44,268
Net proceeds from equity offering to Teekay Corporation , units			1,447
Net change in Teekay Corporation's equity in Dropdown Predecessor (notes 2 and 8c)	203,977	203,977
Balance as at June 30, 2013 at Jun. 30, 2013	$ 851,160			$ 634,949	$ 144,921	$ 20,366		$ 50,924	$ 28,357
Ending balance, units at Jun. 30, 2013			83,700		6,000

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands and its wholly owned or controlled subsidiaries (collectively, the Partnership). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2012, which are included in the Partnership’s Annual Report on Form 20-F. In the opinion of management of our general partner, Teekay Offshore GP L.L.C. (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months and lower in the summer months, as generally there is higher maintenance in the oil fields during the summer months, which leads to lower oil production, and thus, lower shuttle tanker utilization during that period. Significant intercompany balances and transactions have been eliminated upon consolidation.

In order to more closely align the Partnership’s presentation to many of its peers, the cost of ship management services of $8.6 million and $17.7 million for the three and six months ended June 30, 2013, respectively, have been presented in vessel operating expenses with effect from January 1, 2013 in the Partnership’s consolidated statements of income (loss). Prior to 2013, the Partnership included these amounts in general and administrative expenses. All such costs incurred in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses to conform to the presentation adopted in the current period. The amount reclassified for the three and six months ended June 30, 2012 was $9.3 million and $19.3 million, respectively.

Dropdown Predecessor	6 Months Ended
Jun. 30, 2013
Dropdown Predecessor
2.	Dropdown Predecessor

On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit, a floating, production, storage and off-loading (or FPSO) unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON Ruhrgas UK E&P Limited (or E.ON), for an original purchase price of $540.0 million that was effectively reduced to $527.3 million as at June 30, 2013 (see note 8c). The Partnership has accounted for this acquisition as a transfer of a business between entities under common control. The method of accounting for such transfer is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the Voyageur Spirit were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s consolidated statements of income and cash flows for the three and six months ended June 30, 2013 reflect this unit and its results of operations, referred to herein as the Dropdown Predecessor, as if the Partnership had acquired it when it began operations under the control of Teekay Corporation on April 13, 2013. The effect of adjusting the Partnership’s financial statements to retrospectively account for the common control exchange for the period April 13, 2013 to May 2, 2013 decreased the Partnership’s net income and comprehensive income by $2.2 million for the three and six months ended June 30, 2013.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

			June 30, 2013		December 31, 2012
			Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
	Fair Value Hierarchy Level

			$	$	$	$
Recurring:
Cash and cash equivalents	Level 1		163,744	163,744	206,339	206,339
Contingent consideration	Level 3		(5,891)	(5,891)	(5,681)	(5,681)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2		(202,807)	(202,807)	(270,731)	(270,731)
Cross currency swap agreements	Level 2		(21,552)	(21,552)	13,435	13,435
Foreign currency forward contracts	Level 2		(1,954)	(1,954)	2,153	2,153

Non-Recurring:
Vessels held for sale	Level 2		6,800	6,800	13,250	13,250
Vessels and equipment	Level 3		—	—	17,979	17,979

Other:
Advances to equity accounted joint venture (note 5)	(i	)	29,948	(i )	—	—
Long-term debt - public (note 6)	Level 1		(347,864)	(351,956)	(215,641)	(221,086)
Long-term debt - non-public (note 6)	Level 2		(1,836,454)	(1,766,904)	(1,553,991)	(1,452,136)

(i)	The advances to equity accounted joint venture together with the Partnership’s equity investment in the joint venture form the net aggregate carrying value of the Partnership’s interest in the joint venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Contingent consideration liability - On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to an adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. The fair value of the liability is the estimated amount that the Partnership would pay Teekay Corporation on September 30, 2012 and 2013, taking into account the Partnership’s secured contracts, new projects, and forecasted revenues. The estimated of the contingent consideration liability amount included above is the present value of the remaining future cash flows associated with the October 1, 2013 payment.

Changes in fair value during the three and six months ended June 30, 2013 and 2012, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Balance at beginning of period	(5,784)	(10,348)	(5,681)	(10,894)
Unrealized (loss) gain included in Other income (expense) – net	(107)	(342)	(210)	204

Balance at end of period	(5,891)	(10,690)	(5,891)	(10,690)

The estimated fair value of the Partnership’s contingent consideration liability is based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, based primarily on the estimated number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. The estimated fair value of the consideration liability as of June 30, 2013 is based upon estimated new ship days of 198 days (219 days – December 31, 2012) at an average daily hire rate of $59,888 ($59,255 – December 31, 2012) and a net increase in the daily rate of $15,532 ($15,532 – December 31, 2012) for 365 (365 – December 31, 2012) existing ship days. In developing and evaluating these estimates, the Partnership has used the actual number of new ship days and corresponding daily hire rate for the period subsequent to September 30, 2011, but prior to the date of valuation, forecasts for future periods and probabilities of such results, as well as the minimum (zero) and maximum ($12.0 million) payout amount as provided for in the contingent consideration formula. A different number of days, average daily hire rates, or probability of achieving these days and average daily hire rate, would result in a lower fair value liability. On October 1, 2012, the Partnership paid a portion of the liability, which at the repayment date was $5.9 million.

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2013 $	December 31, 2012 $
Direct financing leases	Payment activity	Performing	30,262	33,215
Other receivables:
Advances to equity accounted joint venture (note 5)	Other internal metrics	Performing	29,948	—

			60,210	33,215

Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting
4.	Segment Reporting

The following tables include results for the Partnership’s shuttle tanker segment, FPSO unit segment, conventional tanker segment and floating, storage and off-take (or FSO) unit segment for the periods presented in these consolidated financial statements. The results below exclude six conventional tankers as they are determined to be discontinued operations (see note 15):

	Shuttle				Conventional
	Tanker		FPSO		Tanker		FSO
	Segment		Segment (2)		Segment		Segment		Total
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	133,222	143,748	65,260	56,317	8,877	9,312	15,053	14,781	222,412	224,158
Voyage expenses	22,275	32,150	—	—	998	1,547	—	—	23,273	33,697
Vessel operating expenses	36,511	39,653	40,074	28,203	1,619	1,556	8,315	6,986	86,519	76,398
Time-charter hire expense	14,093	12,969	—	—	—	—	—	—	14,093	12,969
Depreciation and amortization	28,165	31,944	17,789	12,727	1,568	1,715	2,743	2,001	50,265	48,387
General and administrative (1)	4,911	5,397	4,600	2,614	97	243	809	452	10,417	8,706
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	957	—	—	—	438	—	—	—	1,395	—

Income from vessel operations	26,310	20,587	2,797	12,773	4,157	4,251	3,186	5,342	36,450	42,953

	Shuttle Tanker Segment		FPSO Segment (2)		Conventional Tanker Segment		FSO Segment		Total
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	263,572	288,675	122,945	114,076	17,814	18,949	30,193	29,806	434,524	451,506
Voyage expenses (recoveries)	44,569	59,305	—	—	2,137	3,569	(485)	340	46,221	63,214
Vessel operating expenses	74,478	82,879	69,575	52,946	3,190	3,099	16,600	14,334	163,843	153,258
Time-charter hire expense	28,870	26,586	—	—	—	—	—	—	28,870	26,586
Depreciation and amortization	55,770	63,315	30,541	25,453	3,139	3,364	5,325	4,259	94,775	96,391
General and administrative (1)	10,800	10,599	7,662	5,085	771	1,002	1,574	944	20,807	17,630
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	1,616	—	—	—	438	—	—	—	2,054	—

Income from vessel operations	47,469	44,943	15,167	30,592	8,139	7,915	7,179	9,929	77,954	93,379

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Income from vessel operations for the three and six months ended June 30, 2013 excludes $17.0 million, inclusive of the Dropdown Predecessor period, from the Voyageur Sprit FPSO as it has been declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer. Teekay Corporation indemnified the Partnership for this amount which has effectively been treated as a reduction to the purchase price of the Voyageur Spirit FPSO (see note 8c).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2013	December 31, 2012
	$	$
Shuttle tanker segment	1,956,583	1,758,619
FPSO segment	1,314,356	752,835
Conventional tanker segment	141,657	178,172
FSO segment	76,432	79,629
Unallocated:
Cash and cash equivalents	163,744	206,339
Other assets	57,958	77,797

Consolidated total assets	3,710,730	3,053,391

Investment In and Advances to Equity Accounted Joint Venture	6 Months Ended
Jun. 30, 2013
Investment In and Advances to Equity Accounted Joint Venture
5.	Investment In and Advances to Equity Accounted Joint Venture

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht Oil & Gas S.A. (or Odebrecht), which owns the Cidade de Itajai (or Itajai) FPSO unit (see note 8d). This joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income (loss).

As at June 30, 2013, the Partnership had an investment of $33.0 million in the joint venture and advances of $29.9 million to the joint venture. The advances are non-interest bearing.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt
6.	Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	632,272	812,509
Norwegian Kroner Bonds due through 2018	347,863	215,641
U.S. Dollar-denominated Term Loans due through 2018	201,458	213,993
U.S. Dollar-denominated Term Loans due through 2023	1,002,725	527,489

Total	2,184,318	1,769,632
Less current portion	288,690	248,385

Long-term portion	1,895,628	1,521,247

As at June 30, 2013, the Partnership had six long-term revolving credit facilities, which, as at such date, provided for borrowings of up to $755.2 million, of which $122.9 million was undrawn. The total amount available under the revolving credit facilities reduces by $70.5 million (remainder of 2013), $581.8 million (2014), $17.5 million (2015), $26.0 million (2016), $20.9 million (2017) and $38.5 million (thereafter). Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 24 of the Partnership’s vessels, together with other related security.

In January 2013, the Partnership issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). As at June 30, 2013, the carrying amount of the bonds was $214.3 million. The Partnership has applied to list the bonds on the Oslo Stock Exchange. Interest payments on the tranche maturing in 2016 are based on NIBOR plus a margin of 4.00%. Interest payments on the tranche maturing in 2018 are based on NIBOR plus a margin of 4.75%. The Partnership entered into cross currency rate swaps to swap all interest and principal payments into USD, with interest payments fixed at a rate of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018 and the transfer of the principal amount fixed at $89.7 million upon maturity in exchange for NOK 500 million on the tranche maturing in 2016 and fixed at $143.5 million upon maturity in exchange for NOK 800 million on the tranche maturing in 2018 (see note 9).

The Partnership has NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at June 30, 2013, the carrying amount of the bonds was $98.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 9).

The Partnership has NOK 211.5 million in senior unsecured bonds that mature in November 2013 in the Norwegian bond market. As at June 30, 2013, the carrying amount of the bonds was $34.8 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the bonds are based on NIBOR plus a margin of 4.75%. The Partnership entered into a cross currency swap to swap the interest payments from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04%, and lock in the transfer of the principal amount at $34.7 million upon maturity in exchange for NOK 211.5 million. The Partnership also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38% (see note 9). In January 2013, the Partnership repurchased NOK 388.5 million of the original NOK 600 million bond issue maturing in November 2013 at a premium in connection with the issuance of NOK 1,300 million in senior unsecured bonds as described above. The Partnership recorded a $1.8 million loss on bond repurchase and $6.6 million of realized losses included in foreign currency exchange loss in its consolidated statement of income for the six months ended June 30, 2013. In connection with this bond repurchase, the Partnership terminated a similar notional amount of the related cross currency swap and recorded $6.8 million of realized gains included in foreign currency exchange loss in its consolidated statement of income for the six months ended June 30, 2013 (see note 9).

As at June 30, 2013, six of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $201.5 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the six shuttle tankers to which the loans relate, together with other related security. As at June 30, 2013, the Partnership had guaranteed $60.7 million of these term loans, which represents its 50% share of the outstanding term loans of five of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $100.7 million and $40.1 million, respectively.

As at June 30, 2013, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Samba Spirit and the Lambada Spirit and for the Rio das Ostras, the Piranema Spirit, and the Voyageur Spirit FPSO units, which in aggregate totaled $1,002.7 million. For the term loan for the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.1 million for each vessel due in 2022 and 2023, respectively. The Peary Spirit, the Scott Spirit, the Samba Spirit, the Lambada Spirit, the Rio das Ostras, the Piranema Spirit and the Voyageur Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2013, the Partnership had guaranteed $583.8 million of these term loans and Teekay Corporation had guaranteed $418.9 million.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus a margin. At June 30, 2013 and December 31, 2012, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2013 was 2.6% (December 31, 2012 - 2.0%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 9).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2013 are $134.8 million (remainder of 2013), $735.9 million (2014), $139.0 million (2015), $217.3 million (2016), $338.8 million (2017), and $618.5 million (thereafter).

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility that requires it to maintain a vessel value to drawn principal balance ratio of a minimum of 105%. As at June 30, 2013, this ratio was 117%. The vessel value used in this ratio is the appraised value prepared by the Partnership based on second hand sale and purchase market data. A further delay in the recovery of the conventional tanker market could negatively affect this ratio.

As at June 30, 2013, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.

Restructuring Charge	6 Months Ended
Jun. 30, 2013
Restructuring Charge
7.	Restructuring Charge

During the three and six months ended June 30, 2013, the Partnership recognized restructuring charges of $1.0 million and $1.6 million, respectively, relating to the reorganization of the Partnership’s shuttle tanker marine operations and restructuring charges of $0.4 million and $0.4 million, respectively, relating to the reorganization of the Partnership’s conventional tanker marine operations. The purpose of the restructuring is to create better alignment with its marine operations resulting in a lower cost organization going forward. Both reorganizations were completed by June 30, 2013. Under these plans, the Partnership recorded restructuring charges of $2.0 million and $0.9 million, respectively, in total since these plans began in 2012.

As of June 30, 2013, restructuring liabilities of $1.0 million were recorded in accrued liabilities on the consolidated balance sheet.

Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2013
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

a)

During the three and six months ended June 30, 2013, three conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term, time-charter-out contracts with subsidiaries of Teekay Corporation, and two conventional tankers of the Partnership were employed on long-term, time-charter-out contracts with a joint venture in which Teekay Corporation has a 50% interest. During the first and second quarters of 2013 and the second quarter of 2012, the Partnership terminated the long-term time-charter-out contracts employed by three of its conventional tankers with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $6.8 million, $4.5 million and $14.7 million in the first and second quarter of 2013 and the second quarter of 2012, respectively, which are recorded in discontinued operations. Teekay Corporation and its wholly owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative services needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues (1)	18,572	15,909	37,385	32,144
Vessel operating expenses (2)	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative (3)	(6,990)	(4,999)	(13,498)	(11,254)
Interest income (4)	1,217	—	1,217	—
Interest expense (5)	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations (6)	6,992	27,073	19,255	41,209

(1)	Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(2)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $8.6 million and $17.7 million for the three and six months ended June 30, 2013, have been presented as vessel operating expenses (see note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current periods were $9.3 million and $19.3 million for the three and six months ended June 30, 2012.
(3)	Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Interest income related to the interest received from Teekay Corporation on the $150 million prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(6)	Related party transactions relating to six conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fees described above for the three and six months ended June 30, 2013 and June 30, 2012, and crew training fees, commercial, technical, strategic and business development management fees charged by Teekay Corporation.

b)	At June 30, 2013, due from affiliates totaled $25.7 million (December 31, 2012 $29.7 million) and due to affiliates totaled $97.2 million (December 31, 2012 $47.8 million). All other amounts due to and from affiliates are non-interest bearing and unsecured obligations, and are expected to be settled within the next fiscal year in the normal course of operations.

c)	In May 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit FPSO unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON, for an original purchase price of $540.0 million. The purchase price was financed with the assumption of the $230.0 million debt facility secured by the unit, $270.0 million with cash, of which a partial prepayment of $150.0 million was made to Teekay Corporation in February 2013, and the non-cash issuance of 1.4 million common units to Teekay Corporation, which had a value of $40.0 million at the time Teekay Corporation offered to sell the unit to the Partnership.

Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Voyageur Spirit of $0.3 million for the three and six months ended June 30, 2013 has been allocated to the Partnership as part of the results of the Dropdown Predecessor.

On April 13, 2013, the Voyageur Spirit FPSO unit began production and on May 2, 2013, the Partnership acquired the unit from Teekay Corporation. Upon commencing production, the Partnership and its sponsor, Teekay Corporation, had a specified time period to receive final acceptance from the charterer, at which point the unit would commence full operations under the contract with E.ON. However, due to a defect encountered in one of its two gas compressors, the FPSO unit was unable to achieve final acceptance within the allowable timeframe, resulting in the FPSO unit being declared off-hire by the charterer retroactive to April 13, 2013. This resulted in a total of $17.0 million of the charter rate foregone during the second quarter of 2013 for both the Dropdown Predecessor period from April 13, 2013 to May 1, 2013 and the period owned by the Partnership from May 2, 2013 to June 30, 2013. Teekay Corporation has agreed to indemnify the Partnership for this amount and any further loss of the charter rate under the charter agreement with E.ON from the date of first oil on April 13, 2013 until final acceptance is achieved, up to a maximum of $54 million. The Partnership expects to resolve the issue with the compressor and request final acceptance by the end of August 2013.

Any amounts paid as indemnification from Teekay Corporation to the Partnership will be effectively treated as a reduction in the purchase price paid by the Partnership. In addition, any compensation received from the charterer during the indemnification period will reduce the amount of Teekay Corporation’s indemnification to the Partnership. The $540.0 million original purchase price of the Voyageur Spirit has effectively been reduced to $527.3 million ($297.3 million net of assumed debt of $230.0 million) to reflect the $17.0 million indemnification amount for the second quarter of 2013, partially offset by the excess value of $4.3 million relating to the 1.4 million common units issued to Teekay Corporation on the date of closing of the transaction in May 2013 compared to the date Teekay Corporation offered to sell the unit to the Partnership. The excess of the purchase price (net of assumed debt) over the book value of the net assets of $201.8 million is accounted for as an equity distribution to Teekay Corporation of $95.5 million.

d)	The Itajai FPSO unit achieved first oil in February 2013, at which time the unit commenced operations under a nine-year, fixed-rate time-charter contract with Petroleo Brasileiro S.A. (or Petrobras), with six additional one-year extension options exercisable by Petrobras. On June 10, 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht, which owns the Itajai FPSO unit, for a purchase price of $53.8 million. The joint venture is a borrower under a term loan which at the time Teekay Corporation offered to sell its interest in the joint venture, had an outstanding balance of $300.0 million. Prior to finalizing the purchase, the joint venture repaid $10.5 million of its originally drawn down debt and as a result, the joint venture’s outstanding debt was $289.5 million as of the purchase date. The purchase was paid in cash. The excess of the purchase price over Teekay Corporation’s carrying value of its 50% interest in the Itajai FPSO has been accounted for as an equity distribution to Teekay Corporation of $6.6 million. The Partnership’s investment in the Itajai FPSO unit is accounted for using the equity method.

The purchase price was based on an estimate of the fully built-up cost of the Itajai FPSO, including certain outstanding contractual items. To the extent the resolution of the outstanding contractual items results in a change to the fully built-up cost, the Partnership will not be exposed to changes in the fully built-up cost.

Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities
9.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, these foreign currency forward contracts as cash flow hedges.

As at June 30, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2013	2014
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	650,000	(1,954)	6.00	68,842	39,442

		(1,954)		68,842	39,442

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest or U.S. Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due through 2018. In addition, the cross currency swaps due from 2016 through 2018 economically hedge the interest rate exposure on the Norwegian Kroner Bonds due in 2016 through 2018. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due through 2018. As at June 30, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount of Asset (Liability)	Remaining Term (years)
			Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(21,552)

(1)	The Partnership partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of the Partnership’s original NOK 600 million bond issue (see note 6).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(158,181)	12.4	5.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	983,731	(44,210)	6.3	2.7
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(416)	0.4	1.1

		1,882,231	(202,807)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2013, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

As at June 30, 2013, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $2.9 million and an aggregate fair value liability amount of $166.9 million.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Foreign currency contracts	—	153	1	—	(1,736)	(372)
Cross currency swaps	105	393	—	—	(233)	(21,817)
Interest rate swaps	—	—	9,397	(9,252)	(87,142)	(115,810)

	105	546	9,398	(9,252)	(89,111)	(137,999)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swaps	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2013				Three Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
—	—	—	Vessel operating expenses	(653)	—	—	Vessel operating expenses
—	—	—	General and administrative expenses		86	(254)	General and administrative expenses

—	—	—		(653)	86	(254)

Six Months Ended June 30, 2013				Six Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses	336	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		266	(234)	General and administrative expenses

6	(52)	(59)		336	266	(234)

Realized and unrealized gains (losses) of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivative instruments in the consolidated statements of income (loss). The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(19,055)	(14,338)	(33,678)	(29,345)
Foreign currency forward contracts	(1,646)	437	(1,293)	1,635

	(20,701)	(13,901)	(34,971)	(27,710)

Unrealized gains (losses) relating to:
Interest rate swaps	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts	(2,329)	(4,574)	(4,107)	711

	54,602	(46,416)	67,795	(16,368)

Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap, in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross-currency swap	—	—	6,800	—
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	(9,307)	(10,776)	(34,809)	(2,897)

Total realized and unrealized (losses) gains on cross currency swaps	(9,010)	(10,080)	(26,987)	(1,207)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax
10.	Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(410)	1,914	(284)	552
Deferred	(46)	32	62	(91)

Income tax (expense) recovery	(456)	1,946	(222)	461

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
11.	Commitments and Contingencies

a)	On November 13, 2006, the Partnership’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damage as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL) and Teekay Navion Offshore Loading Pte Ltd. (or TNOL), subsidiaries of the Partnership, and Teekay Shipping Norway AS (or TSN), a subsidiary of Teekay Corporation, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo), several other insurance underwriters and various licensees in the Njord field. The Plaintiffs sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $35.1 million).

In December 2011, the Stavanger District Court ruling in the first instance found that NOL was liable for damages except for damages related to certain indirect or consequential losses. The court also found that Statoil ASA was liable to NOL for the same amount of damages to NOL. As a result of this ruling, as at December 31, 2012, the Partnership reported a liability in the total amount of NOK 76,000,000 (approximately $12.5 million) to the Plaintiffs and a corresponding receivable from Statoil ASA recorded in other long-term liabilities and other assets, respectively.

The Plaintiffs appealed the decision and the appellate court in June 2013 held that NOL, TNOL and TSN are jointly and severally responsible towards the Plaintiffs for all the losses as a result of the collision, plus interests accrued on the amount of damages. In addition, Statoil ASA was held not to be under an obligation to indemnify NOL, TNOL and TSN for the losses. NOL, TNOL and TSN were also held liable for legal costs associated with court proceedings. As a result of this recent judgment, as at June 30, 2013, the Partnership has recognized a liability in the amount of NOK 213,000,000 in respect of damages, NOK 66,000,000 in respect of interest and NOK 11,000,000 in respect of legal costs, totaling NOK 290,000,000 (approximately $47.8 million), to the Plaintiffs recorded in accrued liabilities. The receivable from Statoil ASA previously recorded in other assets has been reversed in the second quarter of 2013. The judgment rendered deals with liability only and the ultimate amount of damages may be reduced compared to the NOK 213,000,000 claimed by the Plaintiffs.

The Partnership and Teekay Corporation maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. These insurance policies are expected to cover the costs related to this incident, including any costs not indemnified by Statoil, and thus a receivable of NOK 290,000,000 (approximately $47.8 million) has been recorded as of June 30, 2013 in accounts receivable, which equals the total cost of the claim. In addition, Teekay Corporation has agreed to indemnify the Partnership for any losses it may incur in connection with this incident.

b)	During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2013.

c)	In June 2011, the Partnership entered into a new long-term contract with a subsidiary of BG Group plc (or BG) to provide shuttle tanker services in Brazil. The contract with BG will be serviced by four newbuilding shuttle tankers (or the BG Shuttle Tankers) constructed by Samsung Heavy Industries in South Korea for an estimated total cost of approximately $446 million (excluding capitalized interest and miscellaneous construction costs). As at June 30, 2013, payments made towards these commitments totaled $301.0 million and the remaining payments required to be made under these newbuilding contracts are $145.0 million (remainder of 2013). In May 2013, the Partnership took delivery of the Samba Spirit, the first of the four BG Shuttle Tankers, which commenced its 10-year time charter contract with BG in late June 2013. In June 2013, the Partnership took delivery of the Lambada Spirit, the second of the four BG Shuttle Tankers, which will commence its 10-year time-charter contract with BG in August 2013. The remaining two newbuildings, which recently received financing commitments through ten-year senior secured debt financing, are expected to be delivered in September 2013 and November 2013, shortly after which they will commence operations under 10-year time-charter contracts. The contracts with BG also include certain extension options and vessel purchase options exercisable by the charterer.

d)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. As a result, on October 1, 2012, the Partnership paid an additional $5.9 million to Teekay Corporation (see note 3a).

e)	In November 2012, the Partnership agreed to acquire a 2010-built HiLoad Dynamic Positioning (or DP) unit from Remora AS (or Remora), a Norway-based offshore marine technology company, for a total purchase price of approximately $55 million, including modification costs. The acquisition of the HiLoad DP unit, which will operate under a ten-year time-charter contract with Petroleo Brasileiro SA in Brazil, was completed in August 2013 and the unit is expected to commence operating at its full time-charter rate in early 2014 once modifications, delivery of the DP unit to Brazil, and operational testing have been completed. Under the terms of an agreement between Remora and the Partnership, the Partnership has the right of first refusal to acquire any future HiLoad projects developed by Remora.

f)	In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit converted from the 1995-built shuttle tanker, the Randgrid, which the Partnership currently owns through a 67% owned subsidiary and will acquire full ownership of the vessel prior to its conversion. The FSO conversion project is expected to cost approximately $260 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization costs, and the cost of acquiring the remaining 33% ownership interest in the Randgrid shuttle tanker. Following scheduled completion in early 2017, the newly converted FSO unit will commence operations under a three-year firm period time-charter contract to Statoil, which includes 12 additional one-year extension options.

g)	In May 2013, the Partnership finalized a ten-year charter contract, plus extension options, with Salamander Energy plc (or Salamander) to supply a FSO unit in Asia. The Partnership intends to convert its 1993-built shuttle tanker, the Navion Clipper, into an FSO unit for an estimated fully built-up cost of approximately $50 million. As at June 30, 2013, payments made towards this commitment totaled $8.2 million. The unit is expected to commence its contract with Salamander in the third quarter of 2014.

Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Information
12.	Supplemental Cash Flow Information

The Partnership’s consolidated statement of cash flows for the six months ended June 30, 2013 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessel began operations under the control of Teekay Corporation. See note 8c for non-cash changes related to the Dropdown Predecessor.

Total Capital and Net Income (Loss) Per Common Unit	6 Months Ended
Jun. 30, 2013
Total Capital and Net Income (Loss) Per Common Unit
13.	Total Capital and Net Income (Loss) Per Common Unit

At June 30, 2013, 71.6% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by a subsidiary of Teekay Corporation. All of the Partnership’s preferred units outstanding were held by the public.

In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership may issue new common units, representing limited partner interests, at market prices up to maximum aggregate amount of $100 million. Through June 30, 2013, the Partnership sold an aggregate of 85,508 common units under the COP, generating proceeds of approximately $2.7 million (including the General Partner’s 2% proportionate capital contribution of $0.1 million and net of approximately $0.1 million of offering costs). The net proceeds from the issuance of these common units were used for general partnership purposes.

Net Income (Loss) Per Common Unit

Limited partners’ interest in net income (loss) per common unit – basic is determined by dividing net income (loss), after deducting the amount of net loss attributable to the Dropdown Predecessor, the non-controlling interest and the General Partner’s interest and the distributions on the preferred units, by the weighted-average number of common units outstanding during the period. The accumulated distributions on the preferred units for the three and six months ended June 30, 2013 are $1.8 million. The computation of limited partners’ interest in net income per common unit – diluted assumes the exercise of all dilutive restricted units using the treasury stock method. The computation of limited partners’ interest in net loss per common unit – diluted does not assume such exercises as the effect would be anti-dilutive.

The General Partner’s and common unitholders’ interests in net income (loss) are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income (loss); rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure and anticipated capital requirements and any accumulated distributions on the Series A Preferred Units. Unlike available cash, net income is affected by non-cash items such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency translation gains and losses.

The Partnership allocates the limited partners’ interest in net income (loss), including both distributed and undistributed net income (loss), between continuing operations and discontinued operations based on the proportion of net income (loss) from continuing and discontinued operations to total net income (loss).

During the quarters ended June 30, 2013 and 2012, cash distributions exceeded $0.4025 per common unit and, consequently, the assumed distributions of net income (loss) resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income (loss) for the purposes of the net income (loss) per common unit calculation. For more information on the increasing percentages to calculate the General Partner’s interest in net income refer to the Partnership’s Annual Report on Form 20-F.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.

Preferred Units

In April 2013, the Partnership issued 6.0 million 7.25% Series A Cumulative Redeemable Preferred Units (or Series A Preferred Units) in a public offering for net proceeds of $144.9 million. The Partnership used a portion of the net proceeds from the public offering to prepay a portion of its outstanding debt on three of its revolving credit facilities and to partially finance the purchase of the Voyageur Spirit FPSO unit and the Partnership’s interest in the Itajai FPSO unit, and used the remainder for general partnership purposes.

Pursuant to the partnership agreement, distributions on the Series A Preferred units to preferred unitholders are cumulative from the date of original issue and will be payable quarterly in arrears, when, as and if declared by the board of directors of the General Partner. At any time on or after April 30, 2018, the Series A Preferred Units may be redeemed by the Partnership at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions to the date of redemption. These units are listed on the New York Stock Exchange.

Public and Private Offerings of Common Units

The following table summarizes the issuances of common units, excluding units from the COP, during the six months ended June 30, 2013:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds(1) (in millions of U.S. Dollars)	Net Proceeds (in millions of U.S. Dollars)	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
April 2013	Private	2,056,202	$29.18	61.2	61.2	28.7%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.
May 2013	Private	1,446,654	$30.60	45.1	45.1	29.9%	$44.3 million of proceeds from the issuance of units to Teekay Corporation were used to partially finance the acquisition of Voyageur Spirit. The remainder was used for general partnership purposes.

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Unit Based Compensation	6 Months Ended
Jun. 30, 2013
Unit Based Compensation
14.	Unit Based Compensation

For the six months ended June 30, 2013, 8,279 common units, with an aggregate value of $0.2 million, were granted to the non-management directors of the General Partner as part of their annual compensation for 2013. Of the 8,279 common units granted, 6,536 common units were issued in June 2013.

The Partnership grants restricted unit awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of income (loss).

During March 2013, the Partnership granted 63,309 restricted units with a fair value of $1.8 million, based on the Partnership’s closing unit price on the grant date. Each restricted unit is equal in value to one unit of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and in this case the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted units is paid to each grantee in the form of units. During the three and six months ended June 30, 2013, the Partnership recorded a unit based compensation expense of $0.2 million and $0.5 million, respectively, in the Partnership’s consolidated statement of income (loss).

Write-down of Vessel and Discontinued Operations	6 Months Ended
Jun. 30, 2013
Write-down of Vessel and Discontinued Operations
15.	Write-down of Vessel and Discontinued Operations

During the three months ended June 30, 2012, the Partnership decided to sell a 1992-built shuttle tanker and thus wrote down the carrying value of the vessel to its estimated fair value. The Partnership subsequently sold the vessel in early August 2012. The Partnership’s consolidated statement of income (loss) for the three and six months ended June 30, 2012 includes a $1.0 million write-down related to this vessel.

The operations of the Hamane Spirit, Torben Spirit, Luzon Spirit, Leyte Spirit, Poul Spirit and Gotland Spirit prior to being considered discontinued operations, were reported within the conventional tanker segment. The Hamane Spirit, Torben Spirit, Luzon Spirit and Leyte Spirit, vessels were sold in the second quarter of 2012, the fourth quarter of 2012, the fourth quarter of 2012, and the first quarter of 2013, respectively. The Poul Spirit was written down to its estimated fair value in the first quarter of 2013 and further written down upon sale in the second quarter of 2013. In the second quarter of 2013, the Gotland Spirit was written down to its estimated fair value and classified as held for sale as at June 30, 2013. The estimated fair value has been determined by the Partnership using second hand sale and purchase market data. In the second quarter and first quarter of 2013 and the second quarter of 2012, the Partnership terminated the long-term time-charter-out contracts employed by the Gotland Spirit, Poul Spirit, and Hamane Spirit, respectively, with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $4.5 million, $6.8 million and $14.7 million in the second quarter and first quarter of 2013 and the second quarter of 2012, respectively.

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Three Months Ended June 30, 2013 $	Three Months Ended June 30, 2012 $	Six Months Ended June 30, 2013 $	Six Months Ended June 30, 2012 $
REVENUES	7,450	26,993	19,760	44,243

OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write-down of vessels	6,917	—	18,164	—
Loss on sale of vessels	865	2,221	865	2,221

Total operating expenses	9,544	11,606	23,974	25,535

(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708

OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)	—	(4)	2
Other (expense) income - net	(1)	—	(2)	28

Total other items	(40)	(238)	(95)	(470)

Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

			June 30, 2013		December 31, 2012
			Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
	Fair Value Hierarchy Level

			$	$	$	$
Recurring:
Cash and cash equivalents	Level 1		163,744	163,744	206,339	206,339
Contingent consideration	Level 3		(5,891)	(5,891)	(5,681)	(5,681)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2		(202,807)	(202,807)	(270,731)	(270,731)
Cross currency swap agreements	Level 2		(21,552)	(21,552)	13,435	13,435
Foreign currency forward contracts	Level 2		(1,954)	(1,954)	2,153	2,153

Non-Recurring:
Vessels held for sale	Level 2		6,800	6,800	13,250	13,250
Vessels and equipment	Level 3		—	—	17,979	17,979

Other:
Advances to equity accounted joint venture (note 5)	(i	)	29,948	(i )	—	—
Long-term debt - public (note 6)	Level 1		(347,864)	(351,956)	(215,641)	(221,086)
Long-term debt - non-public (note 6)	Level 2		(1,836,454)	(1,766,904)	(1,553,991)	(1,452,136)

(i)	The advances to equity accounted joint venture together with the Partnership’s equity investment in the joint venture form the net aggregate carrying value of the Partnership’s interest in the joint venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the three and six months ended June 30, 2013 and 2012, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Balance at beginning of period	(5,784)	(10,348)	(5,681)	(10,894)
Unrealized (loss) gain included in Other income (expense) – net	(107)	(342)	(210)	204

Balance at end of period	(5,891)	(10,690)	(5,891)	(10,690)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2013 $	December 31, 2012 $
Direct financing leases	Payment activity	Performing	30,262	33,215
Other receivables:
Advances to equity accounted joint venture (note 5)	Other internal metrics	Performing	29,948	—

			60,210	33,215

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment Results as Presented in Consolidated Financial Statements
The results below exclude six conventional tankers as they are determined to be discontinued operations (see note 15):

	Shuttle				Conventional
	Tanker		FPSO		Tanker		FSO
	Segment		Segment (2)		Segment		Segment		Total
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	133,222	143,748	65,260	56,317	8,877	9,312	15,053	14,781	222,412	224,158
Voyage expenses	22,275	32,150	—	—	998	1,547	—	—	23,273	33,697
Vessel operating expenses	36,511	39,653	40,074	28,203	1,619	1,556	8,315	6,986	86,519	76,398
Time-charter hire expense	14,093	12,969	—	—	—	—	—	—	14,093	12,969
Depreciation and amortization	28,165	31,944	17,789	12,727	1,568	1,715	2,743	2,001	50,265	48,387
General and administrative (1)	4,911	5,397	4,600	2,614	97	243	809	452	10,417	8,706
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	957	—	—	—	438	—	—	—	1,395	—

Income from vessel operations	26,310	20,587	2,797	12,773	4,157	4,251	3,186	5,342	36,450	42,953

	Shuttle Tanker Segment		FPSO Segment (2)		Conventional Tanker Segment		FSO Segment		Total
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
	$	$	$	$	$	$	$	$	$	$
Revenues	263,572	288,675	122,945	114,076	17,814	18,949	30,193	29,806	434,524	451,506
Voyage expenses (recoveries)	44,569	59,305	—	—	2,137	3,569	(485)	340	46,221	63,214
Vessel operating expenses	74,478	82,879	69,575	52,946	3,190	3,099	16,600	14,334	163,843	153,258
Time-charter hire expense	28,870	26,586	—	—	—	—	—	—	28,870	26,586
Depreciation and amortization	55,770	63,315	30,541	25,453	3,139	3,364	5,325	4,259	94,775	96,391
General and administrative (1)	10,800	10,599	7,662	5,085	771	1,002	1,574	944	20,807	17,630
Write-down of vessel	—	1,048	—	—	—	—	—	—	—	1,048
Restructuring charge	1,616	—	—	—	438	—	—	—	2,054	—

Income from vessel operations	47,469	44,943	15,167	30,592	8,139	7,915	7,179	9,929	77,954	93,379

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Income from vessel operations for the three and six months ended June 30, 2013 excludes $17.0 million, inclusive of the Dropdown Predecessor period, from the Voyageur Sprit FPSO as it has been declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer. Teekay Corporation indemnified the Partnership for this amount which has effectively been treated as a reduction to the purchase price of the Voyageur Spirit FPSO (see note 8c).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2013	December 31, 2012
	$	$
Shuttle tanker segment	1,956,583	1,758,619
FPSO segment	1,314,356	752,835
Conventional tanker segment	141,657	178,172
FSO segment	76,432	79,629
Unallocated:
Cash and cash equivalents	163,744	206,339
Other assets	57,958	77,797

Consolidated total assets	3,710,730	3,053,391

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	632,272	812,509
Norwegian Kroner Bonds due through 2018	347,863	215,641
U.S. Dollar-denominated Term Loans due through 2018	201,458	213,993
U.S. Dollar-denominated Term Loans due through 2023	1,002,725	527,489

Total	2,184,318	1,769,632
Less current portion	288,690	248,385

Long-term portion	1,895,628	1,521,247

Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2013
Revenues (Expenses) from Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues (1)	18,572	15,909	37,385	32,144
Vessel operating expenses (2)	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative (3)	(6,990)	(4,999)	(13,498)	(11,254)
Interest income (4)	1,217	—	1,217	—
Interest expense (5)	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations (6)	6,992	27,073	19,255	41,209

(1)	Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(2)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $8.6 million and $17.7 million for the three and six months ended June 30, 2013, have been presented as vessel operating expenses (see note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current periods were $9.3 million and $19.3 million for the three and six months ended June 30, 2012.
(3)	Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Interest income related to the interest received from Teekay Corporation on the $150 million prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(6)	Related party transactions relating to six conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fees described above for the three and six months ended June 30, 2013 and June 30, 2012, and crew training fees, commercial, technical, strategic and business development management fees charged by Teekay Corporation.

Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Foreign Currency Forward Contracts

As at June 30, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2013	2014
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	650,000	(1,954)	6.00	68,842	39,442

		(1,954)		68,842	39,442

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at June 30, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount of Asset (Liability)	Remaining Term (years)
			Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(21,552)

(1)	The Partnership partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of the Partnership’s original NOK 600 million bond issue (see note 6).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(158,181)	12.4	5.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	983,731	(44,210)	6.3	2.7
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(416)	0.4	1.1

		1,882,231	(202,807)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2013, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Foreign currency contracts	—	153	1	—	(1,736)	(372)
Cross currency swaps	105	393	—	—	(233)	(21,817)
Interest rate swaps	—	—	9,397	(9,252)	(87,142)	(115,810)

	105	546	9,398	(9,252)	(89,111)	(137,999)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swaps	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2013				Three Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
—	—	—	Vessel operating expenses	(653)	—	—	Vessel operating expenses
—	—	—	General and administrative expenses		86	(254)	General and administrative expenses

—	—	—		(653)	86	(254)

Six Months Ended June 30, 2013				Six Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses	336	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		266	(234)	General and administrative expenses

6	(52)	(59)		336	266	(234)

Effect of Gain (Loss) on Derivatives

The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(19,055)	(14,338)	(33,678)	(29,345)
Foreign currency forward contracts	(1,646)	437	(1,293)	1,635

	(20,701)	(13,901)	(34,971)	(27,710)

Unrealized gains (losses) relating to:
Interest rate swaps	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts	(2,329)	(4,574)	(4,107)	711

	54,602	(46,416)	67,795	(16,368)

Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)

The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross-currency swap	—	—	6,800	—
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	(9,307)	(10,776)	(34,809)	(2,897)

Total realized and unrealized (losses) gains on cross currency swaps	(9,010)	(10,080)	(26,987)	(1,207)

Income Tax (Tables)	6 Months Ended
Jun. 30, 2013
Components of Provision for Income Taxes

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(410)	1,914	(284)	552
Deferred	(46)	32	62	(91)

Income tax (expense) recovery	(456)	1,946	(222)	461

Total Capital and Net Income (Loss) Per Common Unit (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Issuances of Common Units, Excluding Units from COP

The following table summarizes the issuances of common units, excluding units from the COP, during the six months ended June 30, 2013:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds(1) (in millions of U.S. Dollars)	Net Proceeds (in millions of U.S. Dollars)	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
April 2013	Private	2,056,202	$29.18	61.2	61.2	28.7%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.
May 2013	Private	1,446,654	$30.60	45.1	45.1	29.9%	$44.3 million of proceeds from the issuance of units to Teekay Corporation were used to partially finance the acquisition of Voyageur Spirit. The remainder was used for general partnership purposes.

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Write-down of Vessel and Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Three Months Ended June 30, 2013 $	Three Months Ended June 30, 2012 $	Six Months Ended June 30, 2013 $	Six Months Ended June 30, 2012 $
REVENUES	7,450	26,993	19,760	44,243

OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write-down of vessels	6,917	—	18,164	—
Loss on sale of vessels	865	2,221	865	2,221

Total operating expenses	9,544	11,606	23,974	25,535

(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708

OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)	—	(4)	2
Other (expense) income - net	(1)	—	(2)	28

Total other items	(40)	(238)	(95)	(470)

Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238

Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Basis Of Presentation [Line Items]
Cost of ship management services	$ 8,600,000		$ 17,700,000
Vessel operating expenses	185,962,000	181,205,000	356,570,000	358,127,000
General and administrative expenses [Member]
Basis Of Presentation [Line Items]
Vessel operating expenses	$ 9,300,000		$ 19,300,000

Dropdown Predecessor - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	May 01, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member] Y	Jun. 30, 2013 Voyageur Spirit [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control				100.00%	100.00%
Date of acquisition of unit				May 2, 2013
Terms of contracts				5 years
Maximum number of one-year extension options				10
Entity acquired, Purchase price			$ 540	$ 540	$ 527.3
Decrease in Partnership's net income	2.2	2.2
Decrease in Partnership's comprehensive income	$ 2.2	$ 2.2

Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Recurring:
Cash and cash equivalents	$ 163,744	$ 206,339	$ 179,462	$ 179,934
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)
Fair value/ Carrying Amount of Assets (Liability)	(1,954)
Other:
Advances to equity accounted joint venture (note 5)	62,880
Long-term debt	(2,184,318)	(1,769,632)
Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)
Carrying Amount [Member]
Other:
Advances to equity accounted joint venture (note 5)	29,948
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	163,744	206,339
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(347,864)	(215,641)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,891)	(5,681)
Carrying Amount [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)	(270,731)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)	13,435
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(1,954)	2,153
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,800	13,250
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,836,454)	(1,553,991)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	163,744	206,339
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(351,956)	(221,086)
Fair Value [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,891)	(5,681)
Fair Value [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)	(270,731)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)	13,435
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(1,954)	2,153
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,800	13,250
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,766,904)	$ (1,452,136)

Financial Instruments - Additional Information (Detail) (Scott Spirit [Member], USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Scott Spirit [Member]
Financial Instruments [Line Items]
Business acquisition purchase price	$ 116,000,000
Purchase price adjustment, maximum	12,000,000
Estimated fair value of the consideration liability based upon new ship days, number of days		198 days		219 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate		59,888		59,255
Estimated increase in the daily rate for existing ship days		15,532		15,532
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability		365 days		365 days
Payout amount as provided for in the contingent consideration formula, Minimum	0
Additional purchase price paid by the Partnership			$ 5,900,000

Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Contingent consideration [Member], Scott Spirit [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Contingent consideration [Member] | Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (5,784)	$ (10,348)	$ (5,681)	$ (10,894)
Unrealized (loss) gain included in Other income (expense) - net	(107)	(342)	(210)	204
Balance at end of period	$ (5,891)	$ (10,690)	$ (5,891)	$ (10,690)

Financial Instruments - Summary of Partnership's Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other receivables:
Advances to equity accounted joint venture	$ 62,880
Financing receivables	60,210	33,215
Payment Activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	30,262	33,215
Other Internal Metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint venture	$ 29,948

Segment Reporting - Additional Information (Detail)	6 Months Ended
Jun. 30, 2013 Tank
Segment Reporting Information [Line Items]
Number of tankers in discontinued operations	6

Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
REVENUES	$ 222,412	$ 224,158	$ 434,524	$ 451,506
Voyage expenses (recoveries)	23,273	33,697	46,221	63,214
Vessel operating expenses	86,519	76,398	163,843	153,258
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative	10,417	8,706	20,807	17,630
Write-down of vessel		1,048		1,048
Restructuring charge	1,395		2,054
Income from vessel operations	36,450	42,953	77,954	93,379
Operating Segments [Member] | Shuttle Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	133,222	143,748	263,572	288,675
Voyage expenses (recoveries)	22,275	32,150	44,569	59,305
Vessel operating expenses	36,511	39,653	74,478	82,879
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	28,165	31,944	55,770	63,315
General and administrative	4,911	5,397	10,800	10,599
Write-down of vessel		1,048		1,048
Restructuring charge	957		1,616
Income from vessel operations	26,310	20,587	47,469	44,943
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	65,260	56,317	122,945	114,076
Voyage expenses (recoveries)
Vessel operating expenses	40,074	28,203	69,575	52,946
Time-charter hire expense
Depreciation and amortization	17,789	12,727	30,541	25,453
General and administrative	4,600	2,614	7,662	5,085
Write-down of vessel
Restructuring charge
Income from vessel operations	2,797	12,773	15,167	30,592
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	8,877	9,312	17,814	18,949
Voyage expenses (recoveries)	998	1,547	2,137	3,569
Vessel operating expenses	1,619	1,556	3,190	3,099
Time-charter hire expense
Depreciation and amortization	1,568	1,715	3,139	3,364
General and administrative	97	243	771	1,002
Write-down of vessel
Restructuring charge	438		438
Income from vessel operations	4,157	4,251	8,139	7,915
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	15,053	14,781	30,193	29,806
Voyage expenses (recoveries)			(485)	340
Vessel operating expenses	8,315	6,986	16,600	14,334
Time-charter hire expense
Depreciation and amortization	2,743	2,001	5,325	4,259
General and administrative	809	452	1,574	944
Write-down of vessel
Restructuring charge
Income from vessel operations	$ 3,186	$ 5,342	$ 7,179	$ 9,929

Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from vessel operations	$ 36,450	$ 42,953	$ 77,954	$ 93,379
FPSO Segment [Member] | Voyageur Spirit [Member]
Segment Reporting Information [Line Items]
Income from vessel operations	$ 17,000		$ 17,000

Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 163,744	$ 206,339	$ 179,462	$ 179,934
Other assets	57,958	77,797
Total assets	3,710,730	3,053,391
Operating Segments [Member] | Shuttle Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,956,583	1,758,619
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,314,356	752,835
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	141,657	178,172
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 76,432	$ 79,629

Investment In and Advances to Equity Accounted Joint Venture - Additional Information (Detail) (OOG-TKP FPSO GmbH & Co KG [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
OOG-TKP FPSO GmbH & Co KG [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Percentage of shares acquired in entity under common control	50.00%
Investment in joint venture	$ 33
Advances to joint venture	$ 29.9

Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 2,184,318	$ 1,769,632
Less current portion	288,690	248,385
Long-term portion	1,895,628	1,521,247
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	632,272	812,509
Norwegian Kroner Bonds due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	347,863	215,641
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	201,458	213,993
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,002,725	$ 527,489

Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($) CreditFacility	Jun. 30, 2013 Norwegian Kroner Bond [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2016 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2018 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Revolving Credit Facility [Member] CreditFacility	Jun. 30, 2013 Guaranteed by Partnership and Subsidiaries [Member] USD ($)	Jun. 30, 2013 Guaranteed by Teekay Corporation [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member]	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2016 [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2018 [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2017 [Member] USD ($)
Line Of Credit Facility Covenant Compliance [Line Items]
Number of long-term revolving credit facilities	1							6
Revolving credit facilities borrowing capacity	$ 755.2
Undrawn amount of revolving credit facility	122.9
Amount reduced under revolving credit facilities, 2013	70.5
Amount reduced under revolving credit facilities, 2014	581.8
Amount reduced under revolving credit facilities, 2015	17.5
Amount reduced under revolving credit facilities, 2016	26
Amount reduced under revolving credit facilities, 2017	20.9
Amount reduced under revolving credit facilities, 2018	38.5
Number of vessels collateralized under revolving credit facilities	The revolving credit facilities are collateralized by first-priority mortgages granted on 24 of the Partnership's vessels, together with other related security.
Minimum liquidity required by revolving credit facility covenants descriptions									Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Senior unsecured bonds issued		214.3	1,300	500	800	98.8	600		75	50
Variable interest rate on the bonds				4.00%	4.75%		5.75%		5.00%	5.00%
Senior unsecured bonds maturity				Jan 1, 2016	Jan 1, 2018		Jan 1, 2017
Fixed interest rates based on interest rate swaps											1.12%	4.80%	5.93%	7.49%
Debt instrument transfer of principal amount												$ 89.7	$ 143.5	$ 101.4

Long-Term Debt - Additional Information1 (Detail)	6 Months Ended		3 Months Ended		6 Months Ended																						6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($) CreditFacility Subsidiary	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement partial termination [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] NIBOR Loan [Member]	Jun. 30, 2013 Norwegian Kroner Bond due in 2013 [Member] LIBOR Loan [Member]	Jun. 30, 2013 Norwegian Kroner Bond [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] NOK	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Partnership [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] JV Partner [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Parent [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Partnership [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Parent [Member] USD ($)	Jun. 30, 2013 Term Loans Due 2022 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2013 Interest rate swap [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Senior unsecured bonds issued							$ 34,800,000	211,500,000			$ 214,300,000	1,300,000,000
Variable interest rate on the bonds									4.75%	5.04%
Senior unsecured bonds maturity							Nov 1, 2013	Nov 1, 2013
Debt instrument transfer of principal amount							34,700,000
Fixed interest rates based on interest rate swaps																															1.12%
Effective reduction rate should rate exceed LIBOR rate	The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership's related interest rate effectively floats at LIBOR, but reduced by 2.38%.
Repurchase of bond												388,500,000
Loss on bond repurchase	(1,759,000)
Realized gains (losses) included in foreign currency exchange loss					6,800,000						(6,600,000)
Partnership's subsidiaries	6
Partnership's interest owned in subsidiaries	50.00%
Outstanding term loans	2,184,318,000	1,769,632,000											201,458,000	213,993,000	201,500,000			1,002,725,000	527,489,000	1,002,700,000			632,272,000	812,509,000
Guaranteed term loans															60,700,000	100,700,000	40,100,000			583,800,000	418,900,000
Final bullet payments																		29,100,000				29,100,000
Range of credit facility margin																									0.30%	0.30%		3.25%	3.25%
Weighted-average effective interest rate	2.60%	2.00%
Aggregate principal repayments, 2013	134,800,000
Aggregate principal repayments, 2014	735,900,000
Aggregate principal repayments, 2015	139,000,000
Aggregate principal repayments, 2016	217,300,000
Aggregate principal repayments, 2017	338,800,000
Aggregate principal repayments, thereafter	$ 618,500,000
Number of facility	1
Asset value to outstanding drawn principal balance ratio																											105.00%			117.00%

Restructuring Charge - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,395,000	$ 2,054,000
Restructuring liabilities	1,000,000	1,000,000
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,000,000	1,600,000
Total restructuring charges recorded under plan		2,000,000
Conventional Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	400,000	400,000
Total restructuring charges recorded under plan		$ 900,000

Related Party Transactions and Balances - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended			6 Months Ended	1 Months Ended				2 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	2 Months Ended
	Jun. 30, 2013 PartnershipUnit	Jun. 30, 2012	Jun. 30, 2013 PartnershipUnit	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Long-Term Time-Charter-Out Contract [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2012 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2013 Long-Term Time-Charter-Out Contract Termination [Member] Tank	Jun. 30, 2013 Affiliated Entity [Member] Tank	Jun. 30, 2013 Affiliated Entity [Member] Tank	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]	Jun. 30, 2013 Teekay Corporation [Member]	May 31, 2013 Voyageur Spirit [Member]	May 01, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Feb. 28, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Contract	May 31, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Maximum [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Minimum [Member]	Jun. 30, 2013 Itajai FPSO Joint Venture [Member]	Mar. 31, 2013 Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Number of conventional tankers						2	2	3	3	3	3	3
Number of shuttle tankers											2	2
Number of FSO units of partnership	2		2
Percentage of interest in joint venture													50.00%			50.00%											50.00%
Early termination fees	$ 18,572,000	$ 15,909,000	$ 37,385,000	$ 32,144,000									$ 4,500,000	$ 6,800,000	$ 14,700,000
Due from affiliates	25,665,000		25,665,000		29,682,000
Due to affiliates	97,192,000		97,192,000		47,810,000
Percentage of ownership in acquired entity after acquisition																			100.00%		100.00%		100.00%	100.00%
Fixed rate time charter contract period																					5 years		5 years	5 years
Additional fixed rate time charter contract period																					1 year		1 year	1 year
Maximum available contract extension options																					10
Entity acquired, Purchase price																		540,000,000	540,000,000					527,300,000		527,300,000
Entity acquired, purchase price of loan due to parent																					230,000,000
Portion of purchase price paid in cash																					270,000,000
Partial prepayment to acquire entity																					150,000,000			150,000,000
Purchase price financed through the issuance of new units			44,268,000																			40,000,000
Common units issued for acquisition																				1.4
Interest expense	166,000	112,000	224,000	166,000																			300,000	300,000
Charter rate foregone during period																							17,000,000
Indemnification of revenue loss																	17,000,000								54,000,000
Net assumed debt on purchase																	297,300,000					297,300,000
Liabilities assumed on business combination																	230,000,000					230,000,000
Excess purchase price over book value			297,282,000																				201,752,000
Equity distribution																					95,500,000		95,500,000	95,500,000
Excess value of common stock																							4,300,000
Entity acquired, purchase price																											53,800,000
Joint venture debt																											289,500,000	300,000,000
Repayment of debt drawn down																10,500,000
Carrying value of equity contribution from Teekay Corporation			$ 6,590,000													$ 6,590,000

Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues	$ 18,572	$ 15,909	$ 37,385	$ 32,144
Vessel operating expenses	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative	(6,990)	(4,999)	(13,498)	(11,254)
Interest income	1,217		1,217
Interest expense	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations	$ 6,992	$ 27,073	$ 19,255	$ 41,209

Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Tank	Jun. 30, 2012	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]	Jun. 30, 2013 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]
Related Party Transaction [Line Items]
Cost of ship management services provided by the partnership	$ 9,831,000	$ 10,568,000	$ 19,678,000	$ 22,236,000			$ 8,600,000	$ 9,300,000	$ 17,700,000	$ 19,300,000
Purchase prepayment					$ 150,000,000	$ 150,000,000
Margin portion of LIBOR interest rate						4.25%
Number of tankers in discontinued operations			6

Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Derivative [Line Items]
Contract Amount in Foreign Currency	$ 1,882,231
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(1,954)
Expected Maturity Current Year	68,842
Expected Maturity Next Fiscal Year	39,442
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	650,000
Average Forward Rate	6
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	(1,954)
Expected Maturity Current Year	68,842
Expected Maturity Next Fiscal Year	$ 39,442

Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2013 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2013 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] NOK	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Fair value/ Carrying Amount of Assets (Liability)	$ (1,954)	$ (21,552)	$ 120		$ (4,716)		$ (7,328)		$ (9,628)
Principal Amount	$ 1,882,231		$ 34,721	211,500	$ 101,351	600,000	$ 89,710	500,000	$ 143,536	800,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%	4.00%	4.00%	4.75%	4.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%	4.80%	4.80%	5.93%	5.93%
Remaining Term (years)			4 months 24 days	4 months 24 days	3 years 7 months 6 days	3 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days

Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Parenthetical) (Detail) (NOK) In Millions, unless otherwise specified	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%
Norwegian Kroner [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Repurchase of bond	388.5
Senior unsecured bonds issued	600
Cross currency swap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.10%
Interest rate swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.12%
LIBOR rate receivable cap	3.50%

Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative [Line Items]
Principal Amount	$ 1,882,231
Fair Value / Carrying Amount of Assets (Liability)	(202,807)
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	800,000
Fair Value / Carrying Amount of Assets (Liability)	(158,181)
Weighted-Average Remaining Term (years)	12 years 4 months 24 days
Fixed Interest rate	5.00%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	983,731
Fair Value / Carrying Amount of Assets (Liability)	(44,210)
Weighted-Average Remaining Term (years)	6 years 3 months 18 days
Fixed Interest rate	2.70%
U.S. Dollar-denominated interest rate swap [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	98,500
Fair Value / Carrying Amount of Assets (Liability)	$ (416)
Weighted-Average Remaining Term (years)	4 months 24 days
Fixed Interest rate	1.10%

Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail)	Jun. 30, 2013
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Interest rate swap [Member]
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed LIBOR rate	2.38%
Minimum [Member] | Interest rate swap [Member]
Derivative [Line Items]
Partnership pays on its variable-rate debt	0.30%
Maximum [Member] | Interest rate swap [Member]
Derivative [Line Items]
Partnership pays variable-rate debt	3.25%

Derivative Instruments and Hedging Activities - Additional Information (Detail) (Interest rate swaps and cross currency swaps [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Interest rate swaps and cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate fair value asset	$ 2.9
Aggregate fair value liability	$ 166.9

Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 105	$ 284
Current Portion of Derivative Assets	546	12,398
Derivative Assets	9,398	2,913
Accrued Liabilities	(9,252)	(9,259)
Current Portion of Derivative Liabilities	(89,111)	(47,748)
Derivative Liabilities	(137,999)	(213,731)
Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current Portion of Derivative Assets	153	2,160
Derivative Assets	1
Accrued Liabilities
Current Portion of Derivative Liabilities	(1,736)	(7)
Derivative Liabilities	(372)
Cross currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	105	284
Current Portion of Derivative Assets	393	10,238
Derivative Assets		2,913
Accrued Liabilities
Current Portion of Derivative Liabilities	(233)
Derivative Liabilities	(21,817)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current Portion of Derivative Assets
Derivative Assets	9,397
Accrued Liabilities	(9,252)	(9,259)
Current Portion of Derivative Liabilities	(87,142)	(47,741)
Derivative Liabilities	$ (115,810)	$ (213,731)

Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion		$ (653)	$ 6	$ 336
Statement of Income (Loss) Effective Portion		86	(52)	266
Statement of Income (Loss) Ineffective Portion		(254)	(59)	(234)
General and administrative expenses [Member]
Derivative [Line Items]
Statement of Income (Loss) Effective Portion		86	(52)	266
Statement of Income (Loss) Ineffective Portion		(254)	(59)	(234)
Vessel operating expenses [Member]
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion		(653)	6	336
Statement of Income (Loss) Effective Portion
Statement of Income (Loss) Ineffective Portion

Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (20,701)	$ (13,901)	$ (34,971)	$ (27,710)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	54,602	(46,416)	67,795	(16,368)
Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(19,055)	(14,338)	(33,678)	(29,345)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(1,646)	437	(1,293)	1,635
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (2,329)	$ (4,574)	$ (4,107)	$ 711

Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on cross currency swaps	$ (9,010)	$ (10,080)	$ (26,987)	$ (1,207)
Cross currency swap agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains			6,800
Cross currency swap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	$ (9,307)	$ (10,776)	$ (34,809)	$ (2,897)

Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current	$ (410)	$ 1,914	$ (284)	$ 552
Deferred	(46)	32	62	(91)
Income tax (expense) recovery	$ (456)	$ 1,946	$ (222)	$ 461

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended			6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 NOK	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Jun. 30, 2013 Scott Spirit [Member] USD ($)	May 31, 2013 Randgrid shuttle tanker [Member] USD ($)	May 31, 2013 Salamander Energy plc [Member]	May 31, 2013 Navion Clipper [Member] USD ($)	Jun. 30, 2013 Navion Clipper [Member] USD ($)	Jun. 30, 2013 New Building Tankers [Member] USD ($) Vehicle	Jun. 30, 2013 Newbuilding shuttle tankers [Member] USD ($)	Nov. 01, 2012 HiLoad [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2012 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2012 Navion Offshore Loading [Member] NOK
Loss Contingencies [Line Items]
Claim sought for damages												$ 35.1	213
Recognition of liability in accordance with court judgment														12.5	76
Amount recognized for interest		66
Amount recognized for legal costs		11
Total legal settlement amount	47.8	290
Percentage of ownership by non-controlling owners	33.00%	33.00%
Aggregate cost of newbuilding tankers									446
Number of newbuilding tankers									4
Amount paid during the year										301
Remaining payments due within one year										145
Terms of contracts						10 years				10 years	10 years
Entity acquired, Purchase price			116
Date of acquisition of unit				Oct 1, 2011
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues			12
Additional purchase price paid by the Partnership				5.9
Purchase price of HiLoad Dynamic Positioning unit											55
Percentage of currently owned interest					67.00%
Expected cost of project					260		50
Percentage of remaining ownership interest acquired					33.00%
Payments made towards commitment								$ 8.2

Total Capital and Net Income (Loss) Per Common Unit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	1 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Apr. 30, 2013 Series A Preferred Units [Member]	Jun. 30, 2013 On or after April 30, 2018 [Member]	Jun. 30, 2013 Preferred Units [Member]	May 31, 2013 Maximum [Member]	Jun. 30, 2013 General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's interest			71.60%					2.00%
Limited partner interests, at market price							$ 100,000,000
Common units sold	85,508		85,508
Common units sold, amount	2,700,000		2,700,000
General Partner's proportionate capital contribution	100,000		100,000
Percentage of capital contribution			2.00%
Offering costs	100,000		100,000
Accumulated distributions on the preferred units	1,800,000		1,800,000
Exceeded cash distributions per unit	0.4025	0.4025
Public offering made by Partnership				6,000,000		6,000,000
Preferred Units dividend rate				7.25%
Net proceeds from public offering						$ 144,921,000
Redemption of Preferred Units					$ 25

Total Capital and Net Income (Loss) Per Common Unit - Summary of Issuances of Common Units, Excluding Units from COP (Detail) (USD $)	1 Months Ended		6 Months Ended
	May 31, 2013	Apr. 30, 2013	Jun. 30, 2013
Offering Type	Private	Private
Number of Common Units Issued	1,446,654	2,056,202
Offering Price	$ 30.6	$ 29.18
Gross Proceeds	$ 45,100,000	$ 61,200,000
Net Proceeds	45,100,000	61,200,000
Teekay Corporation's Ownership After the Offering	29.90%	28.70%
Proceeds from equity offering to Teekay Corporation for purchase of Voyageur LLC			$ 44,268,000

Total Capital and Net Income (Loss) Per Common Unit - Summary of Issuances of Common Units, Excluding Units from COP (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2013
General partner's interest	2.00%
General Partner [Member]
General partner's interest	2.00%

Unit Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 Restricted units [Member]	Jun. 30, 2013 Non-management directors [Member]	Jun. 30, 2013 Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted			63,309	8,279	8,279
Common units aggregate value, granted		$ 44,268	$ 1,800		$ 200
Common units, issued				6,536
Vesting period from grant date			3 years
Unit based compensation expense	$ 200	$ 478

Write-down of Vessel and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Written-down of vessel		$ 1,048		$ 1,048
Early termination fees	$ 18,572	$ 15,909	$ 37,385	$ 32,144	$ 4,500	$ 6,800	$ 14,700

Write-down of Vessel and Discontinued Operations - Summary of Net (Loss) Income from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	$ 222,412	$ 224,158	$ 434,524	$ 451,506
OPERATING EXPENSES
Voyage (recoveries) expenses	23,273	33,697	46,221	63,214
Vessel operating expenses	86,519	76,398	163,843	153,258
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative	10,417	8,706	20,807	17,630
Write down of vessels		1,048		1,048
Total operating expenses	185,962	181,205	356,570	358,127
(Loss) Income from vessel operations	36,450	42,953	77,954	93,379
OTHER ITEMS
Interest expense	(16,035)	(12,267)	(27,663)	(24,782)
Foreign currency exchange (loss) gain	3,555	888	(83)	(1,872)
Other (expense) income - net	260	(119)	574	1,278
Total other items	24,744	(71,677)	7,151	(69,104)
Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238
Discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	7,450	26,993	19,760	44,243
OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write down of vessels	6,917		18,164
Loss on sale of vessels	865	2,221	865	2,221
Total operating expenses	9,544	11,606	23,974	25,535
(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708
OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)		(4)	2
Other (expense) income - net	(1)		(2)	28
Total other items	(40)	(238)	(95)	(470)
Net (loss) income from discontinued operations	$ (2,134)	$ 15,149	$ (4,309)	$ 18,238